Provisions and Other	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Provisions and Other

NOTE 10. PROVISIONS AND OTHER

Workers’ Compensation
Balance December 31, 2015	$18,829
Expensed during the year	2,279
Payment of deductibles and uninsured claims	(5,050)
Effects of foreign currency exchange differences	(597)
Balance December 31, 2016	15,461
Expensed during the year	2,613
Payment of deductibles and uninsured claims	(3,929)
Effects of foreign currency exchange differences	(913)
Balance December 31, 2017	$13,232

	2017	2016
Current	$3,146	$3,040
Long-term	10,086	12,421
	$13,232	$15,461

Precision maintains a provision for the deductible and uninsured portions of workers’ compensation and general liability claims. The amount accrued for the provision for losses incurred varies depending on the number and nature of the claims outstanding at the balance sheet dates. In addition, the accrual includes management’s estimate of the future cost to settle each claim such as future changes in the severity of the claim and increases in medical costs. Precision uses third parties to assist in developing the estimate of the ultimate costs to settle each claim, which is based on historical experience associated with the type of each claim and specific information related to each claim. The specific circumstances of each claim may change over time prior to settlement and, as a result, the estimates made as of the balance sheet dates may change.